March 2, 2010

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

Subject:                  Nationwide Life Insurance Company
SEC File No. 333-160418

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”), we are filing Pre-Effective Amendment No. 3 to the registration statement indicated above for the purpose of registering the Market Preservation Investment (the “MPI”), an index-based investment option available in certain Nationwide variable annuity contracts.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide, is attached hereto as Exhibit 24.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

On July 2, 2009, Nationwide filed an initial registration statement for the MPI.  On September 1, 2009, Nationwide received your written comments.  On September 28, 2009, Nationwide filed Pre-Effective Amendment No. 1 to the registration statement.  On October 20, 2009, Nationwide received your oral comments.  On November 11, 2009, Nationwide filed Pre-Effective Amendment No. 2.  On January 27, 2010, Nationwide received your oral comments.  On February 3, 2010, Nationwide filed correspondence in connection with Pre-Effective Amendment No. 3.

The attached Pre-Effective Amendment No. 3 reflects red-lining of changes made to address your oral comments.  Additional changes, which are red-lined, reflect: (1) clarification of the distinction between new MPI Bands and renewing MPI Bands; that they may receive different MPI Return Caps for any given MPI Period; (2) revisions to the disclosure relating to Nationwide’s notification procedures at the end of an MPI Period; and (3) the incorporation by reference of December 31, 2009 financial statements for the Company.  Other red-lined changes reflect non-material clarifying disclosures.

1.  Cover Page and throughout.  The index cited in the registration statement does not match the index cited in the N-4 to which this filing coincides.  Please correct the index name.

Response:  We have corrected the index name to reflect the correct name (the S&P 500®) throughout the registration statement.  More information about this Index can be found at www.standardandpoors.com.  Additionally, the registrant represents that, although it maintains the right to change the Index to an index other than the S&P 500®, it has no intention of doing so.  Nationwide will only change the Index if, for some reason, the S&P 500® is no longer available or changes in a way that makes Nationwide unable to support its obligations under the contracts.  In the event Nationwide does change the Index, it will replace the S&P 500® with a comparable, nationally known index.

2.      Guarantee disclosure (pp. 4, 7).  Registrant indicates that the guarantee associated with the MPI investment that is supported by Nationwide’s general account covers the MPI Performance Credit.  As confirmed via

Ms. Rebecca A. Marquigny
March 2, 2010

telephone, please clarify in the disclosure that the guarantee applies to both the MPI Performance Credit and the amount allocated to the MPI.

Response:  We have revised the second paragraph of the “General Information” section of the “Information About the Market Preservation Investment” provision on page 4, and the last bullet item in the “Risks Associated with the MPI” provision on page 7, to reflect the fact that the guarantees associated with the MPI that are funded from Nationwide’s general account and, therefore, subject to Nationwide’s claims paying ability, include both the guarantee that MPI Performance Credits will be paid, and the guarantee that MPI allocations will not lose value (subject to variable annuity contract charges).

3.      MPI Return Cap. Please consider including the current MPI Return Cap on Nationwide’s website, as well as, making it available by phone.

   Response:  We have revised the second sentence of the “MPI Return Cap” section of the “Information About the Market Preservation Investment” provision on page 5 to read as follows:

A potential investor can find out what the MPI Return Cap will be for MPI allocations by calling Nationwide’s home office or consulting Nationwide’s website (see page 1 of this prospectus)  The information relating to current MPI Return Caps (for both new allocations and renewal allocations) will be updated continuously.  If allocations or transfers to the MPI are received by Nationwide by the close of business (typically, 4:00 pm Eastern Time), they will receive that day’s MPI Return Cap.  New allocations and transfers to the MPI that are received after the close of business will receive the next business day’s MPI Return Cap.  Additionally, the MPI Return Cap will be noted on the confirmation statement for any new allocation into the MPI and upon any MPI Band Renewal.

4.      MPI Return Cap duration (p. 5). Please clarify the disclosure to indicate that the MPI Return Cap will remain unchanged for the duration of the MPI Period.

    Response:  We have revised the definition of the MPI Return Cap in the “Glossary” provision, as follows (emphasis added):

MPI Return Cap – The maximum percentage that Nationwide will use to calculate the MPI Performance Credit.  Each MPI Band will have its own MPI Return Cap.  New MPI Bands and MPI allocations that have renewed may have different MPI Return Caps.  The MPI Return Cap will not change during the MPI Period.

5.      Risk bullets (p. 6).  Please add a new risk bullet describing the risk that Nationwide has the ability to change the MPI Return Cap, which could result in a lower MPI Return Cap in subsequent years.

   Response:  We have added the following bullet to the “Risks Associated with the MPI” provision:

*
Variations in the MPI Return Cap over multiple MPI Periods.  Upon renewal of an MPI Band, the MPI Return Cap could be different than it was the previous MPI Period.  A lower MPI Return Cap in a subsequent year could result in a lower MPI Performance Credit even if the Index performed better.

* * * * * * * * * * * * * * * * * * * * * * * * * *

Nationwide acknowledges the following:

•
should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

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the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

Ms. Rebecca A. Marquigny
March 2, 2010

•
the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Nationwide further represents that Pre-Effective Amendment No. 3 is identical in all respects to the draft registration statement filed as correspondence on February 3, 2010, Accession Number: 0001190903-10-000283 (except for the incorporation by reference of financial statements, including updating the Experts paragraph, and any other necessary exhibits).

Please contact me directly at (614) 249-0111 with any questions regarding this filing.

Sincerely,

/s/ PAIGE L. RYAN

Paige L. Ryan

Nationwide Life Insurance Company

Cc:       Rebecca Marquigny
Senior Counsel
Office of Insurance Products